Operating Lease Agreements (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
2017	$ 142,152
2018	126,708
2019	112,017
2020	100,577
2021	85,686
Thereafter	386,383
Total minimum payment	953,523
Restaurants [Member]
Property, Plant and Equipment [Line Items]
2017	136,812
2018	124,045
2019	110,171
2020	98,739
2021	84,291
Thereafter	382,221
Total minimum payment	936,279
Others [Member]
Property, Plant and Equipment [Line Items]
2017	5,340
2018	2,663
2019	1,846
2020	1,838
2021	1,395
Thereafter	4,162
Total minimum payment	$ 17,244